Contract liabilities and other advances	6 Months Ended
Jun. 30, 2023
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	Within one year		More than one year
	June, 30	December 31,	June, 30	December 31,
	2023	2022	2023	2022
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	23,534	29,433	55,625	58,451
Total contract liabilities	23,534	29,433	55,625	58,451

Other advances
Grants	85	959	—	—
Joint Operations	6,112	8,420	733	719
Total other advances	6,197	9,379	733	719

Total contract liabilities and other advances	29,731	38,812	56,358	59,170

A reconciliation of the movement in contract liabilities and other advances for the six months ended June 30, 2023 is as follows:

	January 01, 2023	Additions	Recognised in the income statement	Foreign exchange	June 30, 2023
	£’000	£’000	£’000	£’000	£’000
Grants	959	—	(871)	(3)	85
Revenue generating collaborations	87,884	—	(8,726)	1	79,159
Joint operations	9,139	—	(2,294)	—	6,845
Total contract liabilities and other advances	97,982	—	(11,891)	(2)	86,089

Included within contract liabilities as at June 30, 2023 are unspent upfront payments totalling £6,236,000 relating to performance obligations that have been stopped during the six months to June 30, 2023. These amounts have not been recognised within revenue as discussions are ongoing between the two parties regarding how these funds may be applied to other projects and as such constraint has been applied in accordance with IFRS15.

The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2022 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to December 2027. The ageing presented above reflects the Group’s best estimate of when contract liability and other advance amounts will be utilised based upon when the underlying costs to be incurred in the delivery of the related projects are expected to be incurred.
17.Contract liabilities and other advances (continued)

A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2022 is as follows:

	January 01, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982